Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000049880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000049881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000049879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000049882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000049880
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%	3.25%	1.81%
Without Sales Load [Member] | C000049881
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	4.20%	2.74%
Without Sales Load [Member] | C000049879
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	4.02%	2.58%
Without Sales Load [Member] | C000049882
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%	4.31%	2.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index